Leases (Details Narrative) - USD ($)	Mar. 31, 2019	Jan. 02, 2019	Dec. 31, 2018
Weighted average remaining lease terms	2 years 8 months 12 days
Weighted average remaining discount rates	14.60%
Right-of-use assets	$ 214,611	$ 237,731
Lease liabilities	219,507	$ 237,731
Lease liabilities, noncurrent	$ 121,405
Minimum [Member]
Incremental borrowing rate	13.16%
Maximum [Member]
Incremental borrowing rate	15.06%